Subsequent events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent events
45. Subsequent events
Play Digital S.A. – Capital contribution
On February 24, 2023, an irrevocable capital contribution on account of future subscription of shares was made to Play Digital S.A., amounting to 396,030. Such contribution was made in order to have working capital for the performance of activities.
The Bank’s ownership interest in Play Digital S.A. as of the date of the contribution reached 11.057%
.
Voluntary Government Debt Securities SWAP
As per the Article 11 of the Decree No. 331/2022, in March 2023, the Argentine Ministry of Economy invited the holders of certain investments to enter into a voluntary debt swap. The Bank decided to enter into that swap with instruments for a Nominal Value of 38,400,858, generating a profit of approximately 280,368. Likewise, put options have been purchased for a Nominal Value of 44,123,922
No
other events or transactions have occurred between
year-end
and the date of these Consolidated Financial Statements which may significantly affect the Entity’s financial position or results of operations as of December 31, 2022.